Foreign Currency Exchange Gain And Loss - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Foreign Currency Exchange Gain And Loss [Line Items]
Foreign currency transaction (loss) gain, before tax	¥ (5,467)	¥ 96	¥ 11,893